Distribution Date:	02/18/25	Benchmark 2020-B18 Mortgage Trust
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2020-B18

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States

Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners,LLC

Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Principal Prepayment Detail	18		Bank, N.A.

Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Delinquency Loan Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Collateral Stratification and Historical Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	22	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	23
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	24
		Trust Directing Holder	Eightfold Real Estate Capital, L.P.

Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26

Interest Shortfall Detail - Collateral Level	27	Loan-Specific Directing	FIAM LLC
		Holder
Supplemental Notes	28
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163AAA1	0.875000%	7,467,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08163AAK9	2.072000%	164,258,000.00	140,938,248.88	32,507,876.13	243,353.38	0.00	0.00	32,751,229.51	108,430,372.75	32.28%	30.00%
A-3	08163AAB9	1.926000%	67,056,000.00	67,056,000.00	0.00	107,624.88	0.00	0.00	107,624.88	67,056,000.00	32.28%	30.00%
A-SB	08163AAC7	1.862000%	8,738,000.00	8,738,000.00	0.00	13,558.46	0.00	0.00	13,558.46	8,738,000.00	32.28%	30.00%
A-4	08163AAD5	1.672000%	119,000,000.00	119,000,000.00	0.00	165,806.67	0.00	0.00	165,806.67	119,000,000.00	32.28%	30.00%
A-5	08163AAE3	1.925000%	260,095,000.00	260,095,000.00	0.00	417,235.73	0.00	0.00	417,235.73	260,095,000.00	32.28%	30.00%
A-M	08163AAG8	2.335000%	106,300,000.00	106,300,000.00	0.00	206,842.08	0.00	0.00	206,842.08	106,300,000.00	19.50%	18.13%
B	08163AAH6	2.648000%	33,569,000.00	33,569,000.00	0.00	74,075.59	0.00	0.00	74,075.59	33,569,000.00	15.47%	14.38%
C	08163AAJ2	3.643236%	34,687,000.00	34,687,000.00	0.00	105,310.78	0.00	0.00	105,310.78	34,687,000.00	11.30%	10.50%
D	08163AAT0	2.250000%	23,499,000.00	23,499,000.00	0.00	44,060.63	0.00	0.00	44,060.63	23,499,000.00	8.47%	7.88%
E	08163AAV5	2.250000%	16,784,000.00	16,784,000.00	0.00	31,470.00	0.00	0.00	31,470.00	16,784,000.00	6.46%	6.00%
F	08163AAX1	2.500000%	15,665,000.00	15,665,000.00	0.00	32,635.42	0.00	0.00	32,635.42	15,665,000.00	4.57%	4.25%
G-RR	08163ABA0	3.755736%	8,952,000.00	8,952,000.00	0.00	28,017.79	0.00	0.00	28,017.79	8,952,000.00	3.50%	3.25%
H-RR*	08163ABC6	3.755736%	29,093,108.00	29,093,108.00	0.00	20,063.20	0.00	0.00	20,063.20	29,093,108.00	0.00%	0.00%
AGN-D	08163ABM4	3.744000%	27,900,000.00	27,900,000.00	0.00	87,048.00	0.00	0.00	87,048.00	27,900,000.00	77.09%	77.09%
AGN-E	08163ABP7	3.759000%	42,875,000.00	42,875,000.00	0.00	134,305.94	0.00	0.00	134,305.94	42,875,000.00	41.88%	41.88%
AGN-F	08163ABR3	4.139000%	51,000,000.00	51,000,000.00	0.00	175,907.50	0.00	0.00	175,907.50	51,000,000.00	0.00%	0.00%
AGN-G*	08163ABT9	4.388490%	41,625,000.00	41,625,000.00	0.00	152,225.75	0.00	0.00	152,225.75	41,625,000.00	0.00%	0.00%
RR Interest	N/A	3.755736%	9,576,204.00	9,246,855.97	347,760.15	28,181.18	0.00	0.00	375,941.33	8,899,095.82	0.00%	0.00%
RR Certificate	08163ABX0	3.755736%	29,723,796.00	28,701,525.20	1,079,420.58	87,472.19	0.00	0.00	1,166,892.77	27,622,104.62	0.00%	0.00%
S	08163ABE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

R	08163ABF9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.13%
AGN-VRR	N/A	4.388490%	8,600,000.00	8,600,000.00	0.00	31,450.85	0.00	0.00	31,450.85	8,600,000.00	0.00%	0.00%
Regular SubTotal			1,106,463,108.00	1,074,324,738.05	33,935,056.86	2,186,646.02	0.00	0.00	36,121,702.88	1,040,389,681.19

X-A	08163AAF0	1.782724%	732,914,000.00	702,127,248.88	0.00	1,043,082.70	0.00	0.00	1,043,082.70	669,619,372.75
X-B	08163AAM5	0.601967%	68,256,000.00	68,256,000.00	0.00	34,239.90	0.00	0.00	34,239.90	68,256,000.00
X-D	08163AAP8	1.505736%	40,283,000.00	40,283,000.00	0.00	50,546.31	0.00	0.00	50,546.31	40,283,000.00
X-F	08163AAR4	1.255736%	15,665,000.00	15,665,000.00	0.00	16,392.59	0.00	0.00	16,392.59	15,665,000.00
AGN-X	08163ABK8	0.473781%	121,775,000.00	121,775,000.00	0.00	48,078.87	0.00	0.00	48,078.87	121,775,000.00
Notional SubTotal			978,893,000.00	948,106,248.88	0.00	1,192,340.37	0.00	0.00	1,192,340.37	915,598,372.75

Deal Distribution Total					33,935,056.86	3,378,986.39	0.00	0.00	37,314,043.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163AAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163AAK9	858.02973907	197.90741474	1.48153137	0.00000000	0.00000000	0.00000000	0.00000000	199.38894611	660.12232433
A-3	08163AAB9	1,000.00000000	0.00000000	1.60500000	0.00000000	0.00000000	0.00000000	0.00000000	1.60500000	1,000.00000000
A-SB	08163AAC7	1,000.00000000	0.00000000	1.55166629	0.00000000	0.00000000	0.00000000	0.00000000	1.55166629	1,000.00000000
A-4	08163AAD5	1,000.00000000	0.00000000	1.39333336	0.00000000	0.00000000	0.00000000	0.00000000	1.39333336	1,000.00000000
A-5	08163AAE3	1,000.00000000	0.00000000	1.60416667	0.00000000	0.00000000	0.00000000	0.00000000	1.60416667	1,000.00000000
A-M	08163AAG8	1,000.00000000	0.00000000	1.94583330	0.00000000	0.00000000	0.00000000	0.00000000	1.94583330	1,000.00000000
B	08163AAH6	1,000.00000000	0.00000000	2.20666657	0.00000000	0.00000000	0.00000000	0.00000000	2.20666657	1,000.00000000
C	08163AAJ2	1,000.00000000	0.00000000	3.03603021	0.00000000	0.00000000	0.00000000	0.00000000	3.03603021	1,000.00000000
D	08163AAT0	1,000.00000000	0.00000000	1.87500021	0.00000000	0.00000000	0.00000000	0.00000000	1.87500021	1,000.00000000
E	08163AAV5	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F	08163AAX1	1,000.00000000	0.00000000	2.08333355	0.00000000	0.00000000	0.00000000	0.00000000	2.08333355	1,000.00000000
G-RR	08163ABA0	1,000.00000000	0.00000000	3.12977994	0.00000000	0.00000000	0.00000000	0.00000000	3.12977994	1,000.00000000
H-RR	08163ABC6	1,000.00000000	0.00000000	0.68962037	2.44015971	34.92944927	0.00000000	0.00000000	0.68962037	1,000.00000000
AGN-D	08163ABM4	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
AGN-E	08163ABP7	1,000.00000000	0.00000000	3.13250006	0.00000000	0.00000000	0.00000000	0.00000000	3.13250006	1,000.00000000
AGN-F	08163ABR3	1,000.00000000	0.00000000	3.44916667	0.00000000	0.00000000	0.00000000	0.00000000	3.44916667	1,000.00000000
AGN-G	08163ABT9	1,000.00000000	0.00000000	3.65707508	0.00000000	0.00000000	0.00000000	0.00000000	3.65707508	1,000.00000000
RR Interest	N/A	965.60766354	36.31503151	2.94283413	0.07930595	1.13521809	0.00000000	0.00000000	39.25786564	929.29263203
RR Certificate	08163ABX0	965.60766330	36.31503123	2.94283375	0.07930616	1.13521907	0.00000000	0.00000000	39.25786498	929.29263207
S	08163ABE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163ABF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AGN-VRR	N/A	1,000.00000000	0.00000000	3.65707558	0.00000000	0.00000349	0.00000000	0.00000000	3.65707558	1,000.00000000

Notional Certificates
X-A	08163AAF0	957.99404689	0.00000000	1.42319931	0.00000000	0.00000000	0.00000000	0.00000000	1.42319931	913.63976230
X-B	08163AAM5	1,000.00000000	0.00000000	0.50163942	0.00000000	0.00000000	0.00000000	0.00000000	0.50163942	1,000.00000000
X-D	08163AAP8	1,000.00000000	0.00000000	1.25478018	0.00000000	0.00000000	0.00000000	0.00000000	1.25478018	1,000.00000000
X-F	08163AAR4	1,000.00000000	0.00000000	1.04644686	0.00000000	0.00000000	0.00000000	0.00000000	1.04644686	1,000.00000000
AGN-X	08163ABK8	1,000.00000000	0.00000000	0.39481724	0.00000000	0.00000000	0.00000000	0.00000000	0.39481724	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/25 - 01/30/25	30	0.00	243,353.38	0.00	243,353.38	0.00	0.00	0.00	243,353.38	0.00
A-3	01/01/25 - 01/30/25	30	0.00	107,624.88	0.00	107,624.88	0.00	0.00	0.00	107,624.88	0.00
A-SB	01/01/25 - 01/30/25	30	0.00	13,558.46	0.00	13,558.46	0.00	0.00	0.00	13,558.46	0.00
A-4	01/01/25 - 01/30/25	30	0.00	165,806.67	0.00	165,806.67	0.00	0.00	0.00	165,806.67	0.00
A-5	01/01/25 - 01/30/25	30	0.00	417,235.73	0.00	417,235.73	0.00	0.00	0.00	417,235.73	0.00
X-A	01/01/25 - 01/30/25	30	0.00	1,043,082.70	0.00	1,043,082.70	0.00	0.00	0.00	1,043,082.70	0.00
A-M	01/01/25 - 01/30/25	30	0.00	206,842.08	0.00	206,842.08	0.00	0.00	0.00	206,842.08	0.00
B	01/01/25 - 01/30/25	30	0.00	74,075.59	0.00	74,075.59	0.00	0.00	0.00	74,075.59	0.00
C	01/01/25 - 01/30/25	30	0.00	105,310.78	0.00	105,310.78	0.00	0.00	0.00	105,310.78	0.00
X-B	01/01/25 - 01/30/25	30	0.00	34,239.90	0.00	34,239.90	0.00	0.00	0.00	34,239.90	0.00
X-D	01/01/25 - 01/30/25	30	0.00	50,546.31	0.00	50,546.31	0.00	0.00	0.00	50,546.31	0.00
X-F	01/01/25 - 01/30/25	30	0.00	16,392.59	0.00	16,392.59	0.00	0.00	0.00	16,392.59	0.00
D	01/01/25 - 01/30/25	30	0.00	44,060.63	0.00	44,060.63	0.00	0.00	0.00	44,060.63	0.00
E	01/01/25 - 01/30/25	30	0.00	31,470.00	0.00	31,470.00	0.00	0.00	0.00	31,470.00	0.00
F	01/01/25 - 01/30/25	30	0.00	32,635.42	0.00	32,635.42	0.00	0.00	0.00	32,635.42	0.00
G-RR	01/01/25 - 01/30/25	30	0.00	28,017.79	0.00	28,017.79	0.00	0.00	0.00	28,017.79	0.00
H-RR	01/01/25 - 01/30/25	30	945,214.41	91,055.03	0.00	91,055.03	70,991.83	0.00	0.00	20,063.20	1,016,206.24
AGN-D	01/01/25 - 01/30/25	30	0.00	87,048.00	0.00	87,048.00	0.00	0.00	0.00	87,048.00	0.00
AGN-X	01/01/25 - 01/30/25	30	0.00	48,078.87	0.00	48,078.87	0.00	0.00	0.00	48,078.87	0.00
AGN-E	01/01/25 - 01/30/25	30	0.00	134,305.94	0.00	134,305.94	0.00	0.00	0.00	134,305.94	0.00
AGN-F	01/01/25 - 01/30/25	30	0.00	175,907.50	0.00	175,907.50	0.00	0.00	0.00	175,907.50	0.00
AGN-G	01/01/25 - 01/30/25	30	0.00	152,225.75	0.00	152,225.75	0.00	0.00	0.00	152,225.75	0.00
RR Interest	01/01/25 - 01/30/25	30	10,111.63	28,940.63	0.00	28,940.63	759.45	0.00	0.00	28,181.18	10,871.08
RR Certificate	01/01/25 - 01/30/25	30	31,385.74	89,829.46	0.00	89,829.46	2,357.28	0.00	0.00	87,472.19	33,743.02
AGN-VRR	01/01/25 - 01/30/25	30	0.03	31,450.85	0.00	31,450.85	0.00	0.00	0.00	31,450.85	0.03
Totals			986,711.81	3,453,094.94	0.00	3,453,094.94	74,108.56	0.00	0.00	3,378,986.39	1,060,820.37

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain on Sale Proceeds Reserve Account Summary (Pooled)
Total Available Distribution Amount (1)	37,314,043.25	Beginning Reserve Account Balance	0.00
Pooled Non-VRR Available Funds	35,142,192.22	Deposit Amount	0.00
Pooled VRR Available Funds	1,542,834.08	Withdrawal Amount	0.00
Agellan Portfolio Non-VRR Available Funds	597,566.06	Ending Reserve Account Balance	0.00
Agellan Portfolio VRR Available Funds	31,450.85	Gain on Sale Proceeds Reserve Account Summary (Non-pooled)
		Beginning Reserve Account Balance	0.00
		Fund Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,581,676.83	Master Servicing Fee	3,620.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,872.71
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	462.13
ARD Interest	0.00	Operating Advisor Fee	1,522.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,581,676.83	Total Fees	13,478.59

Principal		Expenses/Reimbursements
Scheduled Principal	185,056.85	Reimbursement for Interest on Advances	499.11
Unscheduled Principal Collections		ASER Amount	53,705.16
Principal Prepayments	33,750,000.00	Special Servicing Fees (Monthly)	19,904.29
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	33,935,056.85	Total Expenses/Reimbursements	74,108.56

		Interest Reserve Deposit	115,103.16
		Gain on Sale Proceeds Reserve Account Deposit (Pooled)	0.00
		Gain on Sale Proceeds Reserve Account Deposit (Non-pooled)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,378,986.39
Gain on Sale Proceeds (Pooled)	0.00	Principal Distribution	33,935,056.86
Gain on Sale Proceeds (Non-pooled)	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	37,314,043.25
Total Funds Collected	37,516,733.68	Total Funds Distributed	37,516,733.56
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	902,324,738.04	902,324,738.04	Beginning Certificate Balance	1,074,324,738.05
(-) Scheduled Principal Collections	185,056.85	185,056.85	(-) Principal Distributions	33,935,056.86
(-) Unscheduled Principal Collections	33,750,000.00	33,750,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	868,389,681.19	868,389,681.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	903,117,738.69	903,117,738.69	Ending Certificate Balance	1,040,389,681.19
Ending Actual Collateral Balance	869,226,631.08	869,226,631.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	121,775,000.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	121,775,000.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,078,237.46	0.70%	65	4.0400	NAP	Defeased	1	6,078,237.46	0.70%	65	4.0400	NAP
	7,499,999 or less	11	63,460,844.24	7.31%	64	3.9431	2.625155	1.44 or less	3	52,590,753.11	6.06%	66	4.5214	0.617800
7,500,000 to 14,999,999		7	76,423,661.75	8.80%	64	4.0023	2.019917	1.45 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		10	195,358,095.84	22.50%	62	3.5300	3.539587	1.50 to 1.74	2	31,309,253.50	3.61%	65	4.1372	1.514251
25,000,000 to 49,999,999		8	266,598,024.67	30.70%	48	3.7768	3.397437	1.75 to 2.49	15	240,832,511.79	27.73%	62	3.6015	2.029399
	50,000,000 or greater	4	260,470,817.23	29.99%	37	3.8613	3.022094	2.50 to 3.49	11	300,358,108.10	34.59%	49	3.8428	2.910076
	Totals	41	868,389,681.19	100.00%	50	3.7805	3.127704	3.50 and greater	9	237,220,817.23	27.32%	35	3.6653	5.322709
								Totals	41	868,389,681.19	100.00%	50	3.7805	3.127704
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	6,078,237.46	0.70%	65	4.0400	NAP
							Defeased	1	6,078,237.46	0.70%	65	4.0400	NAP
Arizona	2	32,938,765.17	3.79%	13	3.5768	4.260629
							Industrial	105	193,002,472.25	22.23%	33	3.8974	3.218838
California	8	158,973,371.61	18.31%	63	3.6842	2.304702
							Lodging	3	86,250,000.00	9.93%	60	3.4624	6.290435
Colorado	1	4,000,000.00	0.46%	65	3.9700	4.690000
							Mixed Use	2	51,720,000.00	5.96%	61	3.2276	2.655035
Florida	2	18,702,233.00	2.15%	35	4.2087	3.450324
							Multi-Family	6	64,485,314.94	7.43%	65	4.1354	1.766264
Georgia	11	28,152,854.00	3.24%	48	4.4580	2.430373
							Office	18	350,141,818.00	40.32%	49	3.8278	2.541579
Illinois	24	34,995,642.55	4.03%	23	3.9911	3.398410
							Other	5	1,159,723.17	0.13%	20	3.5500	3.860000
Indiana	1	3,288,462.00	0.38%	6	4.6282	3.480000
							Retail	3	62,108,108.10	7.15%	60	3.2457	4.127319
Kansas	1	896,005.60	0.10%	20	3.5500	3.860000
							Self Storage	8	53,444,003.88	6.15%	66	4.2653	2.612612
Kentucky	9	6,777,512.26	0.78%	19	3.6228	3.834331
							Totals	151	868,389,681.19	100.00%	50	3.7805	3.127704
Maryland	2	2,215,750.04	0.26%	14	4.0345	3.689245

Michigan	2	12,558,933.00	1.45%	53	4.3669	2.715604

Minnesota	7	4,791,402.61	0.55%	20	3.5500	3.860000

Mississippi	2	11,048,520.96	1.27%	66	4.2597	2.167015

Nevada	4	161,250,000.00	18.57%	62	3.5232	4.532093

New Jersey	3	5,045,589.97	0.58%	20	3.5500	3.860000

New York	8	194,058,108.10	22.35%	61	3.3808	2.239595

Ohio	10	27,435,483.72	3.16%	57	4.0806	1.801908

Pennsylvania	4	5,020,171.49	0.58%	20	3.5500	3.860000

Tennessee	1	4,308,796.82	0.50%	66	4.1500	2.050000

Texas	27	104,536,553.35	12.04%	23	4.7476	3.211791

Virginia	19	15,092,284.10	1.74%	20	3.5500	3.860000

Washington	1	20,000,000.00	2.30%	59	2.8800	6.580000

Wisconsin	1	6,225,000.00	0.72%	65	4.3500	2.290000

Totals	151	868,389,681.19	100.00%	50	3.7805	3.127704

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,078,237.46	0.70%	65	4.0400	NAP	Defeased	1	6,078,237.46	0.70%	65	4.0400	NAP
	3.9999% or less	26	604,190,354.17	69.58%	55	3.4614	3.368510	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	6	66,762,394.01	7.69%	65	4.1675	1.461678	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	6	125,444,003.88	14.45%	30	4.5228	2.970078	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	65,914,691.67	7.59%	31	4.8761	3.033975	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	868,389,681.19	100.00%	50	3.7805	3.127704	49 months or greater	40	862,311,443.73	99.30%	50	3.7786	3.137345
								Totals	41	868,389,681.19	100.00%	50	3.7805	3.127704
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,078,237.46	0.70%	65	4.0400	NAP	Defeased	1	6,078,237.46	0.70%	65	4.0400	NAP
	81 months or less	40	862,311,443.73	99.30%	50	3.7786	3.137345	Interest Only	31	745,948,925.33	85.90%	48	3.7086	3.398179
82 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	81 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or more	0	0.00	0.00%	0	0.0000	0.000000	82 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	868,389,681.19	100.00%	50	3.7805	3.127704	85 months or more	9	116,362,518.40	13.40%	66	4.2276	1.465249
								Totals	41	868,389,681.19	100.00%	50	3.7805	3.127704
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,078,237.46	0.70%	65	4.0400	NAP			No outstanding loans in this group
Underwriter's Information		1	6,720,000.00	0.77%	62	3.6800	2.220000
	12 months or less	33	779,696,874.38	89.79%	49	3.7604	3.280257
	13 months to 24 months	6	75,894,569.35	8.74%	66	3.9746	1.750376
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	868,389,681.19	100.00%	50	3.7805	3.127704
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30506025	Various Various		Various	Actual/360	4.628%	298,904.58	0.00	0.00	N/A	08/07/25	--	75,000,000.00	75,000,000.00	02/07/25
2A1-C2	30318230	OF	Sunnyvale	CA	Actual/360	3.490%	150,263.89	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	02/06/25
2A1-C6	30318231				Actual/360	3.490%	60,105.56	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	02/06/25
2A1-C9	30318232				Actual/360	3.490%	15,026.39	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	02/06/25
3	30530096	IN	Las Vegas	NV	Actual/360	3.593%	232,047.92	0.00	0.00	07/06/30	06/06/34	--	75,000,000.00	75,000,000.00	02/06/25
4A1-A2	30505865	Various Various		Various	Actual/360	3.550%	184,855.93	0.00	0.00	N/A	10/09/26	--	60,470,817.23	60,470,817.23	02/09/25
5A13-1	30318233	LO	Las Vegas	NV	Actual/360	3.558%	132,766.11	0.00	0.00	03/05/30	03/05/32	--	43,333,333.00	43,333,333.00	02/05/25
5A15-1	30318234				Actual/360	3.558%	66,383.06	0.00	0.00	03/05/30	03/05/32	--	21,666,667.00	21,666,667.00	02/05/25
6A2-C6	30318235	OF	New York	NY	Actual/360	2.990%	90,115.28	0.00	0.00	N/A	12/06/29	--	35,000,000.00	35,000,000.00	02/06/25
6A3-C1-A	30318236				Actual/360	2.990%	71,706.01	0.00	0.00	N/A	12/06/29	--	27,850,000.00	27,850,000.00	02/06/25
7A1-8	30318237	MU	New York	NY	Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	02/06/25
7A1-9	30318238				Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	02/06/25
7A1-13	30318239				Actual/360	3.160%	13,605.56	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	02/06/25
8A1	30318240	OF	Mountain View	CA	Actual/360	3.950%	136,055.56	0.00	0.00	N/A	07/06/30	--	40,000,000.00	40,000,000.00	02/06/25
9A2	30506051	OF	San Francisco	CA	Actual/360	3.750%	63,858.64	36,132.23	0.00	N/A	08/06/30	--	19,775,579.96	19,739,447.73	02/06/25
9A4	30506053				Actual/360	3.750%	48,532.57	27,460.48	0.00	N/A	08/06/30	--	15,029,441.59	15,001,981.11	02/06/25
10-A1	30504561	OF	Houston	TX	Actual/360	4.987%	150,317.71	0.00	0.00	N/A	03/01/25	--	35,000,000.00	35,000,000.00	02/01/25
11-A1-H	30505811	OF	San Francisco	CA	Actual/360	3.522%	55,237.70	18,213,750.00	0.00	N/A	03/10/25	--	18,213,750.00	0.00	02/10/25
12-A2-H	30505814	OF	San Francisco	CA	Actual/360	3.522%	47,121.53	15,536,250.00	0.00	N/A	03/10/25	--	15,536,250.00	0.00	02/10/25
13-A1	30318242	OF	San Antonio	TX	Actual/360	4.750%	126,629.44	43,949.24	0.00	N/A	08/06/30	--	30,958,640.91	30,914,691.67	07/06/23
14	30505126	RT	Flushing	NY	Actual/360	3.450%	83,183.33	0.00	0.00	N/A	03/06/30	--	28,000,000.00	28,000,000.00	02/06/25
15-A2	30505269	OF	Phoenix	AZ	Actual/360	3.350%	76,445.14	0.00	0.00	N/A	02/05/25	--	26,500,000.00	26,500,000.00	12/05/24
16A3-C6	30318243	LO	Las Vegas	NV	Actual/360	3.170%	58,009.40	0.00	0.00	N/A	12/05/29	--	21,250,000.00	21,250,000.00	02/05/25
17-A6	30317592	RT	Tukwila	WA	Actual/360	2.880%	49,600.00	0.00	0.00	N/A	01/01/30	--	20,000,000.00	20,000,000.00	02/01/25
18	30506042	SS	Various	GA	Actual/360	4.385%	74,386.65	0.00	0.00	N/A	08/06/30	--	19,700,000.00	19,700,000.00	02/06/25
19	30506047	MF	Brooklyn	NY	Actual/360	4.150%	64,325.00	0.00	0.00	N/A	07/01/30	--	18,000,000.00	18,000,000.00	02/01/25
21	30318244	MF	Cleveland	OH	Actual/360	4.120%	47,294.50	21,484.52	0.00	N/A	07/06/30	--	13,330,738.02	13,309,253.50	02/06/25
22A1-1B-2	30506080	RT	Brooklyn	NY	Actual/360	3.359%	40,804.88	0.00	0.00	N/A	01/01/30	--	14,108,108.10	14,108,108.10	02/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	30506038	OF	Brooklyn	NY	Actual/360	4.230%	44,802.75	0.00	0.00	N/A	07/06/30	--	12,300,000.00	12,300,000.00	12/06/24
24	30318245	MF	Cleveland	OH	Actual/360	4.150%	33,560.18	15,050.15	0.00	N/A	07/06/30	--	9,391,111.59	9,376,061.44	02/06/25
25	30506039	MF	Ann Arbor	MI	Actual/360	4.300%	37,027.78	0.00	0.00	N/A	07/06/30	--	10,000,000.00	10,000,000.00	02/06/25
26	30506036	OF	Weston	FL	Actual/360	3.780%	30,108.75	0.00	0.00	N/A	07/06/30	--	9,250,000.00	9,250,000.00	02/06/25
27	30506066	SS	Hattiesburg	MS	Actual/360	4.300%	29,960.12	11,015.24	0.00	N/A	08/06/30	--	8,091,253.95	8,080,238.71	02/06/25
28	30506041	OF	Various	Various	Actual/360	4.150%	26,044.40	10,899.45	0.00	N/A	08/06/30	--	7,287,978.52	7,277,079.07	02/06/25
29	30318246	MF	Amherst	NY	Actual/360	3.790%	23,824.36	0.00	0.00	N/A	07/06/30	--	7,300,000.00	7,300,000.00	02/06/25
30	30318247	MU	Chicago	IL	Actual/360	3.680%	21,294.93	0.00	0.00	N/A	04/06/30	--	6,720,000.00	6,720,000.00	02/06/25
31	30505978	IN	Flanders	NJ	Actual/360	4.040%	21,182.47	10,623.53	0.00	N/A	07/06/30	--	6,088,860.99	6,078,237.46	02/06/25
32	30506037	SS	Flagstaff	AZ	Actual/360	4.510%	25,038.45	8,442.01	0.00	N/A	07/06/30	--	6,447,207.18	6,438,765.17	02/06/25
33	30506040	MF	Brooklyn	NY	Actual/360	4.240%	23,732.22	0.00	0.00	N/A	07/06/30	--	6,500,000.00	6,500,000.00	02/06/25
34	30506005	SS	Appleton	WI	Actual/360	4.350%	23,317.81	0.00	0.00	N/A	07/06/30	--	6,225,000.00	6,225,000.00	02/06/25
35	30505954	SS	Modesto	CA	Actual/360	3.870%	16,662.50	0.00	0.00	N/A	07/06/30	--	5,000,000.00	5,000,000.00	02/06/25
36	30505953	SS	Ceres	CA	Actual/360	3.870%	13,330.00	0.00	0.00	N/A	07/06/30	--	4,000,000.00	4,000,000.00	02/06/25
37	30318248	SS	Castle Rock	CO	Actual/360	3.970%	13,674.44	0.00	0.00	N/A	07/06/30	--	4,000,000.00	4,000,000.00	02/06/25
Totals							2,929,987.94	33,935,056.85	0.00				902,324,738.04	868,389,681.19
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	41,353,894.66	40,995,874.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C2	58,617,535.02	58,506,917.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C6	58,617,535.02	58,506,917.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C9	58,617,535.02	58,506,917.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,237,619.37	6,913,361.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-A2	56,958,929.94	51,120,367.65	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A13-1	675,005,088.00	705,423,224.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A15-1	675,005,088.00	705,423,224.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-C6	126,913,493.00	948,065.33	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3-C1-A	126,913,493.00	948,065.33	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-8	49,917,843.00	48,329,525.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-9	49,917,843.00	48,329,525.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-13	49,917,843.00	48,329,525.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	7,635,193.32	7,747,507.19	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	9,585,987.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4	9,585,987.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A1	9,525,811.10	14,891,100.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A1-H	26,528,710.80	26,302,742.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12-A2-H	22,472,358.16	22,926,830.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13-A1	0.00	2,097,022.00	01/01/24	06/30/24	02/11/25	13,188,958.41	870,321.75	116,015.00	2,359,918.25	0.00	0.00
14	2,828,334.80	3,186,671.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A2	15,004,401.20	15,328,034.90	01/01/24	06/30/24	--	0.00	0.00	76,137.76	152,776.18	0.00	0.00
16A3-C6	759,419,992.00	782,015,738.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17-A6	43,939,811.34	42,986,458.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,854,872.55	1,768,037.17	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,150,916.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,315,392.58	1,274,514.98	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22A1-1B-2	42,885,692.96	44,008,298.14	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	486,073.65	501,230.87	01/01/24	09/30/24	--	0.00	0.00	44,660.08	89,552.54	2,722.51	0.00
24	718,183.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,070,459.16	1,132,261.52	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,127,532.49	1,232,602.57	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,109,531.14	1,102,319.36	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	952,976.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	606,843.03	690,651.92	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	699,272.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	892,608.31	949,941.54	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	535,793.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	655,717.60	637,211.99	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	850,942.77	837,407.08	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	544,278.15	548,718.24	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	790,579.41	767,145.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	2,997,068,720.60	2,805,913,230.98				13,188,958.41	870,321.75	236,812.84	2,602,246.97	2,722.51	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11-A1-H	30505811	18,213,750.00	Payoff Prior to Maturity	0.00	0.00
12-A2-H	30505814	15,536,250.00	Payoff Prior to Maturity	0.00	0.00
Totals		33,750,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	1	12,300,000.00	0	0.00	1	30,914,691.67	0	0.00	1	30,914,691.67	0	0.00	0	0.00	2	33,750,000.00	3.780476%	3.765258%	50
01/17/25	0	0.00	0	0.00	1	30,958,640.91	0	0.00	1	30,958,640.91	0	0.00	1	933,511.93	0	0.00	3.770889%	3.755736%	49
12/17/24	0	0.00	0	0.00	1	31,002,411.12	0	0.00	1	31,002,411.12	0	0.00	0	0.00	0	0.00	3.770743%	3.755591%	50
11/18/24	0	0.00	0	0.00	1	31,050,083.22	0	0.00	1	31,050,083.22	0	0.00	0	0.00	0	0.00	3.770831%	3.755678%	51
10/18/24	0	0.00	0	0.00	1	31,093,480.93	0	0.00	1	31,093,480.93	0	0.00	0	0.00	0	0.00	3.770912%	3.756049%	52
09/17/24	0	0.00	0	0.00	1	31,140,793.97	0	0.00	1	31,140,793.97	0	0.00	0	0.00	0	0.00	3.771000%	3.755846%	53
08/16/24	0	0.00	0	0.00	1	31,183,822.16	0	0.00	1	31,183,822.16	0	0.00	0	0.00	0	0.00	3.771080%	3.755925%	54
07/17/24	0	0.00	0	0.00	1	31,226,675.06	0	0.00	1	31,226,675.06	0	0.00	0	0.00	0	0.00	3.771159%	3.756005%	55
06/17/24	0	0.00	0	0.00	1	31,273,462.95	0	0.00	1	31,273,462.95	0	0.00	0	0.00	0	0.00	3.771246%	3.756091%	56
05/17/24	0	0.00	0	0.00	1	31,315,950.69	0	0.00	1	31,315,950.69	0	0.00	0	0.00	0	0.00	3.771325%	3.756169%	57
04/17/24	0	0.00	0	0.00	1	31,362,386.59	0	0.00	1	31,362,386.59	0	0.00	0	0.00	1	5,165,432.71	3.771411%	3.756255%	58
03/15/24	0	0.00	0	0.00	1	31,404,512.09	0	0.00	1	31,404,512.09	0	0.00	1	3,430,238.13	0	0.00	3.770233%	3.755085%	59
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13-A1	30318242	07/06/23	18	6	116,015.00	2,359,918.25	1,016,197.20	31,751,641.56	05/08/23	7			10/03/23
15-A2	30505269	12/05/24	1	5	76,137.76	152,776.18	0.00	26,500,000.00	12/19/24	1
23	30506038	12/06/24	1	1	44,660.08	89,552.54	2,722.51	12,300,000.00
Totals					236,812.84	2,602,246.97	1,018,919.71	70,551,641.56
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		26,500,000	0		26,500,000	0
0 - 6 Months		110,000,000	110,000,000		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		60,470,817	60,470,817		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		193,208,108	193,208,108		0	0
> 60 Months		478,210,756	434,996,064		12,300,000	30,914,692

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	868,389,681	798,674,990	38,800,000	0	0	30,914,692
Jan-25	902,324,738	871,366,097	0	0	0	30,958,641
Dec-24	903,442,645	872,440,234	0	0	0	31,002,411
Nov-24	903,639,990	872,589,907	0	0	0	31,050,083
Oct-24	903,823,018	872,729,537	0	0	0	31,093,481
Sep-24	904,019,045	872,878,251	0	0	0	31,140,794
Aug-24	904,200,716	873,016,894	0	0	0	31,183,822
Jul-24	904,381,737	873,155,062	0	0	0	31,226,675
Jun-24	904,575,828	873,302,365	0	0	0	31,273,463
May-24	904,755,506	873,439,555	0	0	0	31,315,951
Apr-24	904,948,303	873,585,916	0	0	0	31,362,387
Mar-24	910,292,080	878,887,568	0	0	0	31,404,512
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10-A1	30504561	35,000,000.00	35,000,000.00	143,900,000.00	11/20/19	13,083,113.33	5.44000	09/30/24	03/01/25	I/O
13-A1	30318242	30,914,691.67	31,751,641.56	41,000,000.00	12/02/24	1,119,028.00	0.31000	06/30/24	08/06/30	304
15-A2	30505269	26,500,000.00	26,500,000.00	194,000,000.00	01/06/20	14,663,791.90	4.72000	06/30/24	02/05/25	I/O
Totals		92,414,691.67	93,251,641.56	378,900,000.00		28,865,933.23

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10-A1	30504561	OF	TX	08/29/24	98

"The loan is transferring to the Special Servicer, LNR, due to Other. The single tenant of property will expire on 10/30/2024 and expected default on loan payments at that time. Borrower has requested accommodations. LNR has been consulted with and will not oppose a servicing transfer at this time.
Related Loans: A-1 030504561 A-2 030505252 A-3 030506068."

13-A1	30318242	OF	TX	05/08/23	7

2/11/2025 - REO Title Date: October 3, 2023. The property is an approx. 576,395 SF, 11-building, suburban office park known as Brass Professional Center located along and south of NW loop 410 in San Antonio, TX. Each building is separately platted. The improvements were constructed between 1968 and 1998 with 10 of the 11 buildings built between 1968 and 1979. The total land area of the complex is 34.52 acres. The property is estimated to be 62% occupied. . Crossed with/Companion Loan: The Loan was structured with a note split pari passu (A1 - BMARK 2020-B18; A2 - DBJPM 2020-C9 & A3 - BMARK 2020-B19); Deferred Maintenance/Capex: 2024 Budget identifies approx. $4 million in deferred maintenance. Leasing Summary: To date several lease renewals have been completed. Marketing Summary: The property is currently not listed for sale.

15-A2	30505269	OF	AZ	12/19/24	1

2/11/2025 - The Loan transferred to special servicing effective 12/19/2024 for imminent maturity default. The Borrower communicated that it would be unable to pay at maturity and has requested an extension. The Borrower''s request is being evaluated by the special servicer. Legal counsel has been engaged.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30530096	0.00	3.59300%	0.00	3.59300%	8	06/09/21	07/01/20	06/18/21
3	30530096	0.00	3.59300%	0.00	3.59300%	8	06/18/21	07/01/20	06/09/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10-A1	0.00	0.00	7,534.72	0.00	0.00	0.00	0.00	0.00	501.74	0.00	0.00	0.00
13-A1	0.00	0.00	6,664.71	0.00	0.00	53,705.16	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2.63)	0.00	0.00	0.00
15-A2	0.00	0.00	5,704.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,904.29	0.00	0.00	53,705.16	0.00	0.00	499.11	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		74,108.56

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Supplemental Notes
None

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